Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Current Assets [abstract]
Schedule related to other current assets

	December 31,	December 31,
	2019	2018
Derivative assets	$-	$2,646
Income tax recoverable	2,553	136
Prepaid expenses	2,942	4,559
Other current assets	$5,495	$7,341